PREFERRED SHARES (Details) $ / shares in Units, $ in Millions, $ in Millions					3 Months Ended	12 Months Ended
	May 31, 2022 USD ($) shares	May 31, 2021 $ / shares shares	Feb. 01, 2021 shares	Jun. 30, 2020 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	May 31, 2022 $ / shares	Mar. 31, 2021 CAD ($)
Trust Notes - Series 2021-A | Notes payable | TransCanada Trust
Class of Stock [Line Items]
Total committed amount	$ 800							$ 500
Series 2 and Series 4 and Series 6
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					$ 25.50	$ 25.50
Series 15
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					0	0	$ 25.00
Stock redeemed during period (in shares) | shares	40,000,000
Annual dividend ( in Canadian dollars per share)					0.30625	0
Series 13
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)		$ 25.00			0	0
Stock redeemed during period (in shares) | shares		20,000,000
Annual dividend ( in Canadian dollars per share)					0.34375	0
Series 5
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					25.00	25.00
Annual dividend ( in Canadian dollars per share)						0.48725
Shares converted (in shares) | shares			818,876
Conversion ratio			1
Series 6
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					25.00	25.00
Shares converted (in shares) | shares			175,208
Conversion ratio			1
Series 3
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					25.00	25.00
Annual dividend ( in Canadian dollars per share)						0.4235
Shares converted (in shares) | shares				401,590
Conversion ratio				1
Series 4
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					$ 25.00	$ 25.00
Shares converted (in shares) | shares				1,865,362
Conversion ratio				1